Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance of the year/period	$ 2,668,186	$ 343,497	$ 1,414,818	$ 182,141	$ 31,502
Addition	(2,291,797)	(291,952)	1,253,368	161,356	1,383,316
Ending balance of the year/period	$ 376,389	$ 47,948	$ 2,668,186	$ 343,497	$ 1,414,818